Submission	Dec. 31, 2024
Submission [Line Items]
Central Index Key	0000096223
Registrant Name	Jefferies Financial Group Inc.
Registration File Number	333-271881
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES